SHARE CAPITAL AND OTHER RESERVES - Warrants (Details) - USD ($)			12 Months Ended
	Nov. 01, 2022	May 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
Warrant reserve, Beginning balance			$ 263,596	$ 0	$ 0
Number of warrants, Outstanding, Beginning balance			362,833	0	0
Value assigned to warrants vested - consultants			$ 34,323	$ 0	$ 0
Number of warrants, Transactions during the year : Warrants vested			0	0	0
Warrants expired			$ (238,217)	$ 0	$ 0
Number of warrants expired			(262,833)	0	0
Warrant reserve, Ending balance			$ 59,702	$ 263,596	$ 0
Number of warrants, Outstanding, Ending balance			100,000	362,833	0
Weighted average exercise price of outstanding warrants			$ 0.81	$ 3.41	$ 0
Weighted average remaining life of outstanding warrants			1 year 10 months 2 days	1 year 4 months 24 days
Total share-based compensation expense, expensed in the statement of loss			$ 481,394	$ 162,628	$ 0
Warrants issued - IPO
SHARE CAPITAL AND OTHER RESERVES
Warrant reserve, Transactions during the year : Warrants Issued			$ 0	$ 238,217	$ 0
Number of warrants, Transactions during the year : Warrants issued		262,833	0	262,833	0
Exercise price of warrants		$ 4.40
Fair value of warrants		$ 238,217
Warrants Issued - Consultants
SHARE CAPITAL AND OTHER RESERVES
Warrant reserve, Transactions during the year : Warrants Issued			$ 0	$ 25,379	$ 0
Number of warrants, Transactions during the year : Warrants issued	100,000		0	100,000	0
Exercise price of warrants	$ 0.81
Total share-based compensation expense, expensed in the statement of loss			$ 34,323	$ 26,480	$ 0